Other Operating Gains (Losses), Net (Tables)	9 Months Ended
Sep. 30, 2025
Other Operating Gains (Losses), Net [Abstract]
Schedule of Other Operating Gains (Losses), Net
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Gain (loss) on disposal of assets	$21	$(348)	$3,840	$(366)
Gain on disposal of subsidiaries	230	2,620	230	2,620
Other operating gains (losses), net	$251	$2,272	$4,070	$2,254